Aug. 31, 2024
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	.60	.60	.60	.60
Distribution (12b-1) fees	none	.75	none	none
Other expenses:
Shareholder services fees	.25	.25	none	none
Miscellaneous other expenses	.10	.11	.13	.04
Total other expenses	.35	.36	.13	.04
Total annual fund operating expenses	.95	1.71	.73	.64
Fee waiver and/or expense reimbursement**	(.02)	(.03)	(.05)	-
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.93	1.68	.68	.64

* Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$664	$858	$1,068	$1,673
Class C (with redemption at end of period)	$271	$536	$925	$2,017
Class C (without redemption at end of period)	$171	$536	$925	$2,017
Class I (with or without redemption at end of period)	$69	$228	$401	$902
Class Y (with or without redemption at end of period)	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90.65% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its net assets in foreign securities. The fund's sub-adviser identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q4, 2020: 20.48% Worst Quarter Q1, 2020: -30.66%
The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 17.55%.

During the periods shown in the chart: Best Quarter Q4, 2020: 20.48% Worst Quarter Q1, 2020: -30.66% The year-to-date total return of the fund's Class A shares as of September 30, 2024 was 17.55%.
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	6.10%	13.82%	9.60%
Class A returns after taxes on distributions	4.81%	11.51%	7.08%
Class A returns after taxes on distributions and sale of fund shares	4.44%	10.61%	7.01%
Class C returns before taxes	10.78%	14.32%	9.43%
Class I returns before taxes	12.87%	15.47%	10.53%
Class Y returns before taxes	12.94%	15.52%	10.56%
Russell 1000® Index* reflects no deductions for fees, expenses or taxes	26.53%	15.52%	11.80%
Russell 1000® Value Index reflects no deductions for fees, expenses or taxes	11.46%	10.91%	8.40%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.